Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Lives	6 Months Ended
Mar. 31, 2023
Property and buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	20 years
Property and buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25 years
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10 years
Automobiles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3 years
Automobiles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5 years
Office and electric equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3 years
Office and electric equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5 years